Wilmington Municipal Bond Fund
PORTFOLIO OF INVESTMENTS
July 31, 2026 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS − 98.4%
ALABAMA − 4.0%
GENERAL − 4.0%
Alabama Highway Authority, AL, Highways Improvement Revenue Bonds, (AG), 5.00%, 09/01/40	$1,000,000	$1,087,328
Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series B), 5.00%, 10/01/55	2,000,000	2,072,862
Black Belt Energy Gas District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series E), 5.00%, 12/01/55	3,500,000	3,622,160
Southeast Alabama Gas Supply District (The), AL, Current Refunding Revenue Bonds, (Series A), 5.00%, 08/01/54	3,000,000	3,140,911
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 5.00%, 10/01/55	1,500,000	1,567,601
Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Natural Gas Utility Improvements, (Series F), 5.25%, 11/01/55	3,000,000	3,163,411
TOTAL ALABAMA		$14,654,273
ARIZONA − 2.5%
EDUCATION − 1.0%
Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)
5.00%, 11/01/26	1,000,000	1,004,597
5.00%, 11/01/30	1,000,000	1,038,757
5.00%, 11/01/32	865,000	893,976
La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	600,000	607,773
TOTAL EDUCATION		$3,545,103
MEDICAL − 0.6%
Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)
5.00%, 09/01/34	1,000,000	1,061,715
5.00%, 09/01/35	725,000	767,205
5.00%, 09/01/36	500,000	526,512
TOTAL MEDICAL		$2,355,432
UTILITIES − 0.9%
Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	3,000,000	3,366,040
TOTAL ARIZONA		$9,266,575
Description	Par Value	Value
CALIFORNIA − 1.2%
AIRPORT − 0.3%
City of Los Angeles Department of Airports, CA, Revenue Bonds, (Series A)
4.00%, 05/15/36	$800,000	$795,659
4.00%, 05/15/37	500,000	492,693
TOTAL AIRPORT		$1,288,352
GENERAL − 0.9%
California Community Choice Financing Authority, CA, Revenue Bonds, (Series A), 5.00%, 04/01/56	3,000,000	3,146,935
TOTAL CALIFORNIA		$4,435,287
COLORADO − 2.4%
AIRPORT − 0.7%
City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,588,214
HIGHER EDUCATION − 0.6%
Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,167,168
MEDICAL − 0.6%
Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, (CommonSpirit Health), (Series A), 5.00%, 08/01/32	2,270,000	2,363,556
WATER − 0.5%
City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	1,793,355
TOTAL COLORADO		$8,912,293
CONNECTICUT − 2.5%
GENERAL OBLIGATIONS − 0.7%
State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,717,435
HIGHER EDUCATION − 0.4%
Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,405,797
MEDICAL − 1.4%
Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), 5.00%, 07/01/34	3,000,000	3,169,143
Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)
4.00%, 07/01/28	785,000	794,660
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
4.00%, 07/01/29	$500,000	$506,867
4.00%, 07/01/30	600,000	607,676
TOTAL MEDICAL		$5,078,346
TOTAL CONNECTICUT		$9,201,578
DISTRICT OF COLUMBIA − 1.0%
GENERAL − 0.6%
Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)
5.00%, 10/01/30	610,000	659,417
5.00%, 10/01/31	875,000	937,391
5.00%, 10/01/32	500,000	533,541
TOTAL GENERAL		$2,130,349
TRANSPORTATION − 0.4%
Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,527,071
TOTAL DISTRICT OF COLUMBIA		$3,657,420
FLORIDA − 5.7%
AIRPORT − 1.7%
Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,003,466
Hillsborough County Aviation Authority, FL, Revenue Bonds, (Series B), 5.00%, 10/01/33	2,000,000	2,167,610
Lee FL Airport Revenue County, FL, Revenue Bonds
5.00%, 10/01/34	1,000,000	1,083,970
5.00%, 10/01/35	2,000,000	2,153,262
TOTAL AIRPORT		$6,408,308
GENERAL OBLIGATIONS − 0.5%
State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	1,992,475
HIGHER EDUCATION − 1.3%
Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)
5.00%, 04/01/28	750,000	773,857
5.00%, 04/01/30	750,000	771,246
5.00%, 04/01/31	750,000	769,797
5.00%, 04/01/33	750,000	767,821
Florida Higher Educational Facilities Financing Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,608,209
TOTAL HIGHER EDUCATION		$4,690,930
MEDICAL − 0.6%
Lakeland, FL, Refunding Revenue Bonds, (Lakeland Regional Health Systems), (Series S), 5.00%, 11/15/42	2,000,000	2,077,536
POWER − 0.7%
JEA Electric System Revenue, FL, Current Refunding Revenue Bonds, (Series A), 4.00%, 10/01/37	2,450,000	2,430,646
Description	Par Value	Value
SCHOOL DISTRICT − 0.9%
School District of Broward County, FL, GO Unlimited, Current Refunding, AD Valorem Property Tax, 5.00%, 07/01/38	$3,000,000	$3,324,127
TOTAL FLORIDA		$20,924,022
GEORGIA − 5.9%
GENERAL − 3.2%
Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	4,359,000	4,430,027
Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A), 5.00%, 06/01/53	3,000,000	3,103,268
Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series B)
5.00%, 07/01/53	1,000,000	1,046,319
5.00%, 12/01/55	3,000,000	3,119,406
TOTAL GENERAL		$11,699,020
MEDICAL − 1.1%
Gainesville & Hall County Hospital Authority, GA, Revenue Bonds, (Northeast Georgia Health System, Inc. Project), 5.00%, 10/15/34	3,805,000	4,181,044
POWER − 1.0%
Municipal Electric Authority of Georgia, GA, Project One Subordinated Current Refunding Revenue Bonds, (Series B), 5.00%, 01/01/31	2,000,000	2,152,174
Municipal Electric Authority of Georgia, GA, Project One Subordinated Revenue Bonds, (Series B), (BAM), 5.25%, 01/01/44	1,250,000	1,334,122
TOTAL POWER		$3,486,296
TRANSPORTATION − 0.6%
Georgia Ports Authority, GA, Revenue Bonds
4.00%, 07/01/37	1,000,000	1,004,759
4.00%, 07/01/39	1,000,000	989,840
TOTAL TRANSPORTATION		$1,994,599
TOTAL GEORGIA		$21,360,959
IDAHO − 0.8%
HIGHER EDUCATION − 0.8%
Idaho Housing & Finance Association, ID, Current Refunding Revenue Bonds, (The College of IDAHO Project) , 5.00%, 11/01/33	3,000,000	3,021,513
TOTAL IDAHO		$3,021,513
ILLINOIS − 8.7%
AIRPORT − 0.9%
Chicago O'Hare International Airport, IL, Current Refunding Revenue Bonds, (Senior Lien), (Series D), 5.00%, 01/01/34	2,000,000	2,209,490
Chicago O'Hare International Airport, IL, Revenue Bonds, (Senior Lien), (Series D), 5.00%, 01/01/34	1,000,000	1,005,691
TOTAL AIRPORT		$3,215,181
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
GENERAL − 1.3%
Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	$1,450,000	$1,581,137
State of Illinois, IL, (Series C), 5.00%, 06/15/41	3,000,000	3,139,992
TOTAL GENERAL		$4,721,129
GENERAL OBLIGATIONS − 4.0%
Chicago Park District, IL, GO, Current Refunding, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 01/01/37	2,115,000	2,110,801
Chicago, IL, GO Unlimited, (Series A), 5.00%, 01/01/44	2,000,000	1,909,569
Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/32	3,000,000	3,068,446
State of Illinois, IL, GO Unlimited, Refunding Bonds, 5.00%, 02/01/39	450,000	476,934
State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)
5.00%, 10/01/29	2,000,000	2,076,608
5.00%, 10/01/33	1,000,000	1,030,297
State of Illinois, IL, GO Unlimited, (Series D)
5.00%, 11/01/28	3,000,000	3,072,959
5.00%, 09/01/39	1,000,000	1,057,234
TOTAL GENERAL OBLIGATIONS		$14,802,848
SCHOOL DISTRICT − 1.0%
Cook County Township High School District No 201 J Sterling Morton, IL, GO Limited, AD Valorem Property Tax, (Ag), 5.00%, 06/01/41	1,400,000	1,499,413
Will County Community High School District No 210 Lincoln-Way, IL, GO Unlimited, AD Valorem Property Tax, (SeriesB), (BAM), 5.00%, 01/01/36	2,000,000	2,169,117
TOTAL SCHOOL DISTRICT		$3,668,530
WATER − 1.5%
Chicago Wastewater Transmission Revenue, IL, Current Refunding Revenue Bonds, (Bam), 5.00%, 01/01/35	1,500,000	1,643,273
Chicago Wastewater Transmission Revenue, IL, Current Refunding Revenue Bonds, (Series B), (Bam), 5.00%, 01/01/35	1,500,000	1,643,273
Chicago Waterworks Revenue, IL, Current Refunding Revenue Bonds, (Series A), 5.00%, 11/01/36	2,000,000	2,141,722
TOTAL WATER		$5,428,268
TOTAL ILLINOIS		$31,835,956
INDIANA − 1.2%
GENERAL − 0.3%
Westfield-Washington Multi-School Building Corp., IN, Revenue Bonds, (Series A), (BAM ST INTERCEPT), 5.00%, 07/15/31	1,000,000	1,082,496
Description	Par Value	Value
UTILITIES − 0.9%
Indiana Municipal Power Agency, IN, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/39	$3,000,000	$3,265,149
TOTAL INDIANA		$4,347,645
KENTUCKY − 1.1%
GENERAL − 1.1%
Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A)
4.00%, 08/01/52	3,000,000	3,015,878
5.00%, 05/01/55	1,000,000	1,036,522
TOTAL KENTUCKY		$4,052,400
LOUISIANA − 2.3%
DEVELOPMENT − 0.8%
Parish of St John the Baptist, LA, Current Refunding Revenue Bonds, (Marathon Oil Corporation Project), (Series C), 3.30%, 06/01/37	3,000,000	3,057,494
HIGHER EDUCATION − 0.5%
Louisiana Public Facilities Authority, LA, Refunding Revenue Bonds, (Tulane University of Louisiana Project), 4.00%, 04/01/39	1,830,000	1,715,613
TRANSPORTATION − 1.0%
Greater New Orleans Expressway Commission, LA, Refunding Revenue Bonds, (AG), 5.00%, 11/01/38	1,050,000	1,130,741
State of Louisiana Gasoline & Fuels Tax Revenue, LA, Refunding Revenue Bonds, (Second Lien), (Series A), 4.00%, 05/01/40	2,500,000	2,440,687
TOTAL TRANSPORTATION		$3,571,428
TOTAL LOUISIANA		$8,344,535
MARYLAND − 0.7%
AIRPORT − 0.7%
Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)
5.00%, 08/01/28	730,000	756,882
5.00%, 08/01/29	500,000	525,369
5.00%, 08/01/30	515,000	546,461
5.00%, 08/01/31	650,000	696,208
TOTAL MARYLAND		$2,524,920
MASSACHUSETTS − 0.8%
MEDICAL − 0.3%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,000,654
STUDENT LOAN − 0.5%
Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B), 5.00%, 07/01/33	1,800,000	1,886,782
TOTAL MASSACHUSETTS		$2,887,436
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
MICHIGAN − 1.1%
AIRPORT − 0.2%
Gerald R Ford International Airport Authority, MI, Revenue Bonds, (CNTY GTD), 5.00%, 01/01/41	$500,000	$525,114
SCHOOL DISTRICT − 0.9%
Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax
4.00%, 05/01/33	1,330,000	1,340,033
4.00%, 05/01/34	1,000,000	1,004,683
Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,013,872
TOTAL SCHOOL DISTRICT		$3,358,588
WATER − 0.0%**
Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AG-CR FGIC), 5.50%, 07/01/29	80,000	83,350
TOTAL MICHIGAN		$3,967,052
MINNESOTA − 1.3%
GENERAL OBLIGATIONS − 0.5%
State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	1,996,685
MEDICAL − 0.8%
Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	3,000,000	2,909,566
TOTAL MINNESOTA		$4,906,251
NEVADA − 2.0%
GENERAL OBLIGATIONS − 0.8%
Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	3,026,512
SCHOOL DISTRICT − 0.9%
Clark County School District, NV, GO Limited, AD Valorem Property Tax, (Series A), 5.00%, 06/15/39	3,000,000	3,213,781
TRANSPORTATION − 0.3%
Clark County, NV, Refunding Revenue Bonds, 4.00%, 07/01/41	1,000,000	975,846
TOTAL NEVADA		$7,216,139
NEW JERSEY − 2.9%
GENERAL − 1.8%
Garden State Preservation Trust, NJ, Revenue Bonds, (Series A), (AG), 5.75%, 11/01/28	1,905,000	1,975,414
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/34	1,720,000	1,779,749
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	527,233
Description	Par Value	Value
New Jersey Transportation Trust Fund Authority, NJ, Refunding Revenue Bonds, (Series A), 5.00%, 06/15/33	$2,000,000	$2,198,591
TOTAL GENERAL		$6,480,987
HIGHER EDUCATION − 0.9%
New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Princeton University), 5.00%, 07/01/64	2,000,000	2,238,593
New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,015,002
TOTAL HIGHER EDUCATION		$3,253,595
STUDENT LOAN − 0.2%
New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B), 4.00%, 12/01/44	735,000	702,667
TOTAL NEW JERSEY		$10,437,249
NEW YORK − 7.9%
AIRPORT − 2.9%
New York Transportation Development Corp., NY, Revenue Bonds, (Terminal 4 John F. Kennedy International Airport Project), (Series P), 5.00%, 12/01/31	3,000,000	3,191,614
Port Authority of New York & New Jersey, NY, Revenue Bonds, 5.00%, 09/01/35	2,900,000	3,004,728
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)
4.00%, 03/15/30	1,000,000	1,008,520
5.00%, 09/15/31	1,500,000	1,536,710
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (222nd Series ), (BAM-TCRS), 4.00%, 07/15/39	1,840,000	1,843,573
TOTAL AIRPORT		$10,585,145
GENERAL − 1.8%
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Series E-1), 4.00%, 02/01/38	2,500,000	2,475,213
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Income Tax Revenue, (Series A), 4.00%, 02/15/34	2,000,000	2,001,791
New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	1,991,375
TOTAL GENERAL		$6,468,379
GENERAL OBLIGATIONS − 0.9%
New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)
5.00%, 09/01/36	1,600,000	1,713,421
4.00%, 08/01/37	1,500,000	1,476,331
TOTAL GENERAL OBLIGATIONS		$3,189,752
HIGHER EDUCATION − 1.0%
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (The New School), (Series A), 5.00%, 07/01/33	2,500,000	2,706,233
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	$990,000	$1,020,655
TOTAL HIGHER EDUCATION		$3,726,888
TRANSPORTATION − 0.7%
Metropolitan Transportation Authority, NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 11/15/39	2,500,000	2,662,251
WATER − 0.6%
New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, (Series FF), 4.00%, 06/15/36	1,990,000	1,995,764
TOTAL NEW YORK		$28,628,179
NORTH CAROLINA − 1.9%
POWER − 1.2%
North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,497,269
TRANSPORTATION − 0.4%
North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AG), 5.00%, 01/01/32	1,250,000	1,302,201
WATER − 0.3%
Charlotte Water & Sewer System Revenue, NC, Current Refunding Revenue Bonds, 5.00%, 07/01/33	1,000,000	1,073,696
TOTAL NORTH CAROLINA		$6,873,166
OHIO − 4.7%
EDUCATION − 0.4%
University of Akron (The), OH, Advance Refunding Revenue Bonds, (Series A), (Bam), 5.00%, 01/01/33	1,420,000	1,540,892
University of Akron (The), OH, Advance Refunding Revenue Bonds, (Series A), Prerefunded/ETM, (Bam), 5.00%, 01/01/33	10,000	10,972
TOTAL EDUCATION		$1,551,864
GENERAL − 1.1%
Cleveland-Cuyahoga County Port Authority, OH, Revenue Bonds, Public Improvements, (Administrative Headquarters Project), 5.00%, 07/01/37	3,500,000	3,858,223
GENERAL OBLIGATIONS − 0.3%
State of Ohio, OH, GO Unlimited, Public Improvements, (Series A), 5.00%, 03/01/35	1,000,000	1,100,619
HIGHER EDUCATION − 0.8%
Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,047,042
Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	1,926,088
TOTAL HIGHER EDUCATION		$2,973,130
Description	Par Value	Value
MEDICAL − 1.2%
Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	$3,035,000	$3,140,045
State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), (Series A), 4.00%, 01/01/34	1,250,000	1,255,898
TOTAL MEDICAL		$4,395,943
POWER − 0.9%
American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), 5.00%, 02/15/32	3,000,000	3,179,725
TOTAL OHIO		$17,059,504
OKLAHOMA − 1.4%
GENERAL − 1.2%
Canadian County Educational Facilities Authority, OK, Revenue Bonds, (Mustang Public Schools Project), (Series A), 5.25%, 09/01/34	3,000,000	3,307,247
Oklahoma County Finance Authority, OK, Revenue Bonds, (Midwest City-Del City Public Schools Project), (BAM), 5.00%, 10/01/40	1,000,000	1,064,243
TOTAL GENERAL		$4,371,490
POWER − 0.2%
Grand River Dam Authority, OK, Refunding Revenue Bonds, (Series A), 5.00%, 06/01/41	600,000	639,803
TOTAL OKLAHOMA		$5,011,293
OREGON − 0.3%
GENERAL − 0.3%
Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,070,383
TOTAL OREGON		$1,070,383
PENNSYLVANIA − 7.3%
AIRPORT − 1.3%
Allegheny County Airport Authority, PA, Revenue Bonds, (Series A)
5.00%, 01/01/28	1,500,000	1,540,049
4.00%, 01/01/38	1,500,000	1,458,258
Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,522,722
TOTAL AIRPORT		$4,521,029
GENERAL − 0.8%
Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	3,045,955
GENERAL OBLIGATIONS − 0.5%
Commonwealth of Pennsylvania, PA, GO Unlimited, General Fund, (Series B), 4.00%, 08/15/40	2,000,000	1,952,345
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
HIGHER EDUCATION − 0.9%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	$1,000,000	$1,018,798
Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program), 5.00%, 05/01/35	1,130,000	1,151,651
Montgomery County Industrial Development Authority, PA, Revenue Bonds, (AICUP Financing Program - Gwynedd Mercy University Project), 5.25%, 05/01/38	1,000,000	1,019,599
TOTAL HIGHER EDUCATION		$3,190,048
MEDICAL − 0.7%
Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AG), 5.00%, 07/01/35	2,500,000	2,672,558
SCHOOL DISTRICT − 0.9%
School District of Philadelphia (The), PA, GO, Current Refunding, AD Valorem Property Tax, (Series B), (State Aid Withholding), 5.00%, 09/01/32	3,000,000	3,278,222
STUDENT LOAN − 0.1%
Pennsylvania Higher Education Assistance Agency, PA, Revenue Bonds, (Series A), 4.13%, 06/01/45	345,000	330,445
TOBACCO SETTLEMENT − 0.3%
Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,029,610
TRANSPORTATION − 1.0%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,048,896
Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B)
5.00%, 12/01/35	500,000	544,359
5.00%, 12/01/36	500,000	542,146
5.00%, 12/01/37	500,000	539,482
TOTAL TRANSPORTATION		$3,674,883
WATER − 0.8%
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AG)
5.00%, 09/01/38	1,250,000	1,353,805
5.00%, 09/01/39	1,000,000	1,076,572
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AG), 5.00%, 09/01/33	340,000	377,766
TOTAL WATER		$2,808,143
TOTAL PENNSYLVANIA		$26,503,238
Description	Par Value	Value
SOUTH CAROLINA − 2.6%
MEDICAL − 0.5%
South Carolina Jobs-Economic Development Authority, SC, Revenue Bonds, (Novant Health Obligated Group), 5.00%, 11/01/34	$1,750,000	$1,915,980
POWER − 1.4%
Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series B), 4.00%, 01/01/34	2,155,000	2,153,654
Piedmont Municipal Power Agency, SC, Current Refunding Revenue Bonds, (Series D), 4.00%, 01/01/34	2,830,000	2,824,638
TOTAL POWER		$4,978,292
UTILITIES − 0.7%
South Carolina Public Service Authority, SC, Current Refunding Revenue Bonds, (Series B), 5.00%, 12/01/31	1,000,000	1,086,556
South Carolina Public Service Authority, SC, Revenue Bonds, (Series A), 5.00%, 12/01/34	1,335,000	1,482,788
TOTAL UTILITIES		$2,569,344
TOTAL SOUTH CAROLINA		$9,463,616
TENNESSEE − 2.6%
AIRPORT − 0.6%
Memphis-Shelby County Airport Authority, TN, Revenue Bonds, 5.00%, 07/01/33	1,035,000	1,056,910
Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,157,592
TOTAL AIRPORT		$2,214,502
GENERAL OBLIGATIONS − 1.1%
Carter County, TN, GO Unlimited, AD Valorem Property Tax, 5.00%, 05/01/33	2,500,000	2,576,604
Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (Series A), 4.00%, 01/01/37	1,515,000	1,531,064
TOTAL GENERAL OBLIGATIONS		$4,107,668
MEDICAL − 0.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, TN, Revenue Bonds, (Vanderbilt University Medical Center), 5.00%, 07/01/31	3,000,000	3,210,236
TOTAL TENNESSEE		$9,532,406
TEXAS − 12.9%
AIRPORT − 1.0%
Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,009,971
Dallas Fort Worth International Airport, TX, Revenue Bonds, (Series A), 5.00%, 11/01/35	1,305,000	1,406,012
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series B), 5.00%, 11/01/38	$1,000,000	$1,075,570
TOTAL AIRPORT		$3,491,553
EDUCATION − 1.3%
Arlington Higher Education Finance Corp., TX, Revenue Bonds, (Trinity Basin Preparatory, Inc.), (PSF-GTD)
5.00%, 08/15/39	500,000	531,525
5.00%, 08/15/40	500,000	529,516
Clifton Higher Education Finance Corp., TX, Refunding Revenue Bonds, (Idea Public Schools), (PSF-GTD), 5.00%, 08/15/34	2,500,000	2,709,063
Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), (PSF-GTD), 5.00%, 08/15/29	1,000,000	1,039,286
TOTAL EDUCATION		$4,809,390
GENERAL − 1.5%
Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax
4.00%, 08/15/31	1,000,000	1,000,139
4.00%, 08/15/32	1,000,000	1,000,040
Houston Hotel Occupancy Tax & Special Revenue, TX, Refunding Revenue Bonds, (First Lien), (Series C)
5.00%, 09/01/39	1,000,000	1,069,280
5.00%, 09/01/40	1,200,000	1,274,471
5.00%, 09/01/41	1,000,000	1,057,614
TOTAL GENERAL		$5,401,544
GENERAL OBLIGATIONS − 3.2%
Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A)
5.00%, 02/15/40	1,250,000	1,325,512
5.00%, 02/15/41	1,000,000	1,056,316
Kaufman County Municipal Utility District No 3, TX, GO Unlimited, AD Valorem Property Tax, (Series A), (BAM)
4.00%, 03/01/38	1,020,000	1,004,508
4.00%, 03/01/39	1,065,000	1,036,168
4.00%, 03/01/40	1,110,000	1,067,448
State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,198,409
State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	3,932,146
TOTAL GENERAL OBLIGATIONS		$11,620,507
MEDICAL − 0.9%
Tarrant County Cultural Education Facilities Finance Corp., TX, Refunding Revenue Bonds, (Ascension Senior Credit), (Series C-2), 5.00%, 11/15/51	1,500,000	1,642,472
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,520,216
TOTAL MEDICAL		$3,162,688
Description	Par Value	Value
SCHOOL DISTRICT − 1.6%
Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	$1,000,000	$1,003,490
Prosper Independent School District, TX, GO Unlimited, (PSF-GTD), 4.00%, 02/15/48	4,000,000	3,673,023
Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Series B), (Permanent School Fund - Guaranteed), 4.00%, 02/15/48	1,475,000	1,345,008
TOTAL SCHOOL DISTRICT		$6,021,521
STUDENT LOAN − 0.3%
Brazos Higher Education Authority, Inc., TX, Revenue Bonds, (Series 1A), 5.13%, 04/01/43	1,225,000	1,245,383
TRANSPORTATION − 3.1%
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,503,418
Central Texas Turnpike System, TX, Current Refunding Revenue Bonds, (Series C)
5.00%, 08/15/35	3,045,000	3,330,512
5.00%, 08/15/38	3,000,000	3,210,292
Texas Private Activity Bond Surface Transportation Corp., TX, Current Refunding Revenue Bonds, (North Tarrant Express Managed Lanes Project), (Series A), 4.00%, 12/31/37	3,500,000	3,418,040
TOTAL TRANSPORTATION		$11,462,262
TOTAL TEXAS		$47,214,848
UTAH − 3.8%
AIRPORT − 1.6%
Salt Lake City, UT, Revenue Bonds, (Series A)
5.00%, 07/01/32	3,000,000	3,081,282
5.00%, 07/01/33	2,500,000	2,564,530
TOTAL AIRPORT		$5,645,812
MEDICAL − 2.2%
Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM
5.40%, 02/15/28	2,850,000	2,893,166
5.13%, 02/15/33	5,145,000	5,222,435
TOTAL MEDICAL		$8,115,601
TOTAL UTAH		$13,761,413
WASHINGTON − 3.6%
GENERAL − 0.8%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	2,710,000	2,734,521
MEDICAL − 0.5%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,776,152
 July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Municipal Bond Fund (continued)
Description	Par Value	Value
POWER − 0.9%
Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, (Series A), 5.00%, 07/01/33	$3,000,000	$3,289,142
SCHOOL DISTRICT − 0.8%
Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,027,901
TRANSPORTATION − 0.6%
Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	2,090,000	2,189,674
TOTAL WASHINGTON		$13,017,390
WISCONSIN − 1.3%
GENERAL OBLIGATIONS − 0.5%
State of Wisconsin, WI, GO Unlimited, AD Valorem Property Tax, (Series 2), 5.00%, 05/01/35	1,860,000	2,048,218
MEDICAL − 0.3%
Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)
4.00%, 01/01/32	500,000	505,432
Description	Par Value	Value
4.00%, 01/01/33	$500,000	$504,308
TOTAL MEDICAL		$1,009,740
POWER − 0.5%
Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,749,354
TOTAL WISCONSIN		$4,807,312
TOTAL MUNICIPAL BONDS (Cost $366,707,506)		$358,896,251

	Number of Shares
MONEY MARKET FUND − 0.6%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%^	2,153,818	2,153,818
TOTAL MONEY MARKET FUND (Cost $2,153,818)		$2,153,818
TOTAL INVESTMENTS − 99.0% (Cost $368,861,324)		$361,050,069
OTHER ASSETS LESS LIABILITIES – 1.0%		3,480,449
TOTAL NET ASSETS – 100.0%		$364,530,518
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$358,896,251	$—	$358,896,251
Money Market Fund	2,153,818	—	—	2,153,818
Total	$2,153,818	$358,896,251	$—	$361,050,069
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
AG	Insured by Assured Guaranty Inc.
AICUP	Association of Independent Colleges and Universities of Pennsylvania
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CNTY GTD	County Guarantee Program
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
IDA	Industrial Development Authority/Agency
MORAL OBLG	Moral Obligation Bond
July 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)
NATL	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
TCRS	Tax Credit Reporting Service
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 July 31, 2026 (unaudited)